Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet
	As previously reported	Adjustment	As Restated
Balance Sheet as of September 30, 2021 (unaudited)
Class B Ordinary Shares	7,100	(5,000)	2,100
Additional paid-in capital	8,368,266	5,000	8,373,266

Schedule of shareholders' equity
	As previously reported	Adjustment	As Restated
Statement of changes in shareholders’ equity for the nine months ended September 30, 2021 (unaudited)
Number of class B ordinary shares	7,100,000	(5,000,000)	2,100,000
Class B ordinary shares	$7,100	$(5,000)	$2,100
Additional paid-in capital	$8,368,266	$5,000	$8,373,266